Income Tax	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
INCOME TAX

14. income tax

The Company and its subsidiaries file separate income tax returns.

In general, all of the tax returns of the Company’s HK entities remain subject to examination by the tax authorities for up to six years from the date of filing. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Current income tax expenses	908,315	1,111,813	139,269
Deferred income tax expense (recovery)	(31,919)	(14,087)	(12,428)
Income tax expense	876,396	1,097,726	126,841

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Income before income tax	5,360,038	7,753,877	910,501
Caymen Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions	884,406	1,279,390	150,233
Tax effect of non-taxable income	(12)	(190,729)	(6,736)
Tax effect of non-deductible expenditure	46,357	45,073	17,310
Tax reduction allowed by Hong Kong government(1)	(22,436)	(21,923)	(21,538)
Tax effect of deductible temporary difference	(31,919)	(14,085)	(12,428)
Income tax expense	876,396	1,097,726	126,841

(1)	One-off tax reduction provided by the Hong Kong government.

	As of March 31,
	2023	2024
	USD	USD
Deferred tax assets	79,626	91,971
Deferred tax liabilities	—	—
Deferred tax assets, net	79,626	91,971

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2023	2024
	USD	USD
Deferred tax assets:
Property, plant and equipment	(11,440)	(22,940)
Impairment provision for inventories	59,545	78,705
Allowance for credit loss	5,971	3,761
Impairment provision for marketable debt securities	25,468	32,445
Fair value change in investment in marketable debt securities	82	-
Total deferred tax assets	79,626	91,971
Net deferred tax assets	79,626	91,971

As of March 31, 2023 and 2024, the Company had no unrecognized tax benefit.